Loans and advances to customers	12 Months Ended
Dec. 31, 2024
Loans and Advances To Customers [Abstract]
Loans and advances to customers	Note 20: Loans and advances to customers
Tables showing the movement of loans advances to customers, compiled by comparing the position at the end of the year to that at the beginning of the year, are shown in the Credit Risk section.